Capital Stock - Additional Information, Stock-based compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			5 years 6 months
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares reserved for issuance upon exercise of options or equity awards granted or to be granted	7,593,824	10,254,117
Stock option, term (in years)	10 years
Vesting period (in years)	3 years
Compensation costs	$ 0.0	$ 0.0	$ 1.9
Intrinsic value of outstanding in-the-money stock options	3.0
Expected volatility used in computing fair value of options granted			41.27%
Dividend yield used in computing fair value of options granted			0.00%
Risk-free interest rate used in computing fair value of options granted			3.83%
Estimated forfeiture rate used in computing fair value of options granted			0.00%
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 0.0
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Common stock conversion (in shares)	1
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 0.4
Employee Benefits and Share-Based Compensation	$ 0.8	$ 3.2	$ 3.0